Capital Stock - Details Regarding Outstanding and Exercisable Stock Options (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Outstanding Options	5,285
Outstanding Options, Weighted-Average Remaining Life (Years)	5 years
Outstanding Options, Weighted-Average Exercise Price	$ 34.40
Number of Exercisable Options	4,562
Exercisable Options, Weighted-Average Remaining Life (Years)	4 years 4 months 24 days
Exercisable Options, Weighted Average Exercise Price	$ 35.54
$10.00 - $14.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 10.00
Range of Exercise Prices, upper limit	$ 14.99
Number of Outstanding Options	689
Outstanding Options, Weighted-Average Remaining Life (Years)	6 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 11.84
Number of Exercisable Options	689
Exercisable Options, Weighted-Average Remaining Life (Years)	6 years 2 months 12 days
Exercisable Options, Weighted Average Exercise Price	$ 11.84
$15.00 - $19.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 15.00
Range of Exercise Prices, upper limit	$ 19.99
Number of Outstanding Options	107
Outstanding Options, Weighted-Average Remaining Life (Years)	2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 19.59
Number of Exercisable Options	107
Exercisable Options, Weighted-Average Remaining Life (Years)	2 months 12 days
Exercisable Options, Weighted Average Exercise Price	$ 19.59
$20.00 - $24.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 20.00
Range of Exercise Prices, upper limit	$ 24.99
Number of Outstanding Options	626
Outstanding Options, Weighted-Average Remaining Life (Years)	7 years 1 month 6 days
Outstanding Options, Weighted-Average Exercise Price	$ 24.39
Number of Exercisable Options	392
Exercisable Options, Weighted-Average Remaining Life (Years)	7 years 1 month 6 days
Exercisable Options, Weighted Average Exercise Price	$ 24.37
$25.00 - $29.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 25.00
Range of Exercise Prices, upper limit	$ 29.99
Number of Outstanding Options	433
Outstanding Options, Weighted-Average Remaining Life (Years)	9 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 27.69
$30.00 - $34.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 30.00
Range of Exercise Prices, upper limit	$ 34.99
Number of Outstanding Options	429
Outstanding Options, Weighted-Average Remaining Life (Years)	2 years 7 months 6 days
Outstanding Options, Weighted-Average Exercise Price	$ 33.84
Number of Exercisable Options	373
Exercisable Options, Weighted-Average Remaining Life (Years)	1 year 9 months 18 days
Exercisable Options, Weighted Average Exercise Price	$ 33.67
$35.00 - $39.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 35.00
Range of Exercise Prices, upper limit	$ 39.99
Number of Outstanding Options	741
Outstanding Options, Weighted-Average Remaining Life (Years)	3 years 3 months 18 days
Outstanding Options, Weighted-Average Exercise Price	$ 38.98
Number of Exercisable Options	741
Exercisable Options, Weighted-Average Remaining Life (Years)	3 years 3 months 18 days
Exercisable Options, Weighted Average Exercise Price	$ 38.98
$40.00 - $44.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 40.00
Range of Exercise Prices, upper limit	$ 44.99
Number of Outstanding Options	1,246
Outstanding Options, Weighted-Average Remaining Life (Years)	5 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 40.41
Number of Exercisable Options	1,246
Exercisable Options, Weighted-Average Remaining Life (Years)	5 years 2 months 12 days
Exercisable Options, Weighted Average Exercise Price	$ 40.41
$45.00 - $49.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 45.00
Range of Exercise Prices, upper limit	$ 49.99
Number of Outstanding Options	345
Outstanding Options, Weighted-Average Remaining Life (Years)	2 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 46.80
Number of Exercisable Options	345
Exercisable Options, Weighted-Average Remaining Life (Years)	2 years 2 months 12 days
Exercisable Options, Weighted Average Exercise Price	$ 46.80
$50.00 - $59.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 50.00
Range of Exercise Prices, upper limit	$ 59.99
Number of Outstanding Options	666
Outstanding Options, Weighted-Average Remaining Life (Years)	4 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 51.40
Number of Exercisable Options	666
Exercisable Options, Weighted-Average Remaining Life (Years)	4 years 2 months 12 days
Exercisable Options, Weighted Average Exercise Price	$ 51.40
$60.00 - $64.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 60.00
Range of Exercise Prices, upper limit	$ 64.99
Number of Outstanding Options	3
Outstanding Options, Weighted-Average Remaining Life (Years)	4 years 3 months 18 days
Outstanding Options, Weighted-Average Exercise Price	$ 60.96
Number of Exercisable Options	3
Exercisable Options, Weighted-Average Remaining Life (Years)	4 years 3 months 18 days
Exercisable Options, Weighted Average Exercise Price	$ 60.96